Prepaid expenses and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid expenses and other current assets
Prepaid expenses	€ 16,948	€ 19,210
Other	40,178	20,685
Total prepaid expenses and other current assets	57,126	39,895
VAT-related receivables	19,035	€ 14,943
Positive fair values of forward exchange contracts	€ 8,215